SCHEDULE OF INFORMATION SEGMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues, net	$ 754,713	$ 418,678	$ 2,708,560	$ 3,066,233
Operating expense	1,306,683	1,190,832	5,278,019	3,093,171
Hotel operating costs	477,794	511,619	1,739,948	744,594
Total operating costs and expenses	1,306,683	1,190,832	5,278,019	3,093,171
(Loss) income from operations	(551,970)	(772,154)	(2,569,459)	(26,938)
Manufacture and sale	4,819,230		5,050,884	11,660,346
Total assets	4,819,230		5,050,884	11,660,346
Advertising and Product [Member]
Product Information [Line Items]
Total revenues, net			823,930	2,406,988
Cost of goods sold			171,345	316,750
Operating expense			1,526,246	1,344,543
(Loss) income from operations			(873,661)	745,695
Manufacture and sale			410,754	8,914,211
Total assets			410,754	8,914,211
Pharmacies [Member]
Product Information [Line Items]
Total revenues, net	223,516	158,894	789,347	280,447
Cost of goods sold	138,633	119,841	578,092	218,735
Operating expense	188,996	169,309	622,835	252,513
(Loss) income from operations	(104,113)	(130,256)	(411,580)	(190,801)
Manufacture and sale	672,533		758,675	931,706
Total assets	672,533		758,675	931,706
Hotel [Member]
Product Information [Line Items]
Total revenues, net	332,417	243,686	856,884	378,798
Operating expense	(8,885)	87,338	310,902	216,036
Hotel operating costs	477,794	511,619	1,739,948	744,594
(Loss) income from operations	(136,492)	(355,271)	(1,193,966)	(581,832)
Manufacture and sale	821,202		970,385	1,814,429
Total assets	821,202		970,385	1,814,429
Manufactue And Sale [Member]
Product Information [Line Items]
Total revenues, net	35,520		238,399
Manufacture and Sale [Member]
Product Information [Line Items]
Cost of goods sold	2,121		353,723
Operating expense	105,501		(25,072)
(Loss) income from operations	(72,102)		(90,252)
Manufacture and sale	2,888,653		2,911,070
Total assets	$ 2,888,653		$ 2,911,070